Investment Securities - Schedule of Securities Available for Sale by Contractual Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Available for sale:
Due in one year or less, Amortized Cost	$ 0	$ 0
Due after one year through five years, Amortized Cost	4,117	4,142
Due after five years through ten years, Amortized Cost	3,098	3,104
Due after ten years, Amortized Cost	477	475
Total available for sale, Amortized Cost	34,889	37,877	$ 5
Available for sale:
Due in one year or less, Fair Value	0	0
Due after one year through five years. Fair Value	3,998	4,110
Due after five years through ten years. Fair Value	2,954	3,035
Due after ten years. Fair Value	449	469
Total available for sale, Fair Value	33,449	37,243	5
Residential Mortgage-backed Securities
Available for sale:
Total available for sale, Amortized Cost	27,197	30,156	5
Available for sale:
Total available for sale, Fair Value	$ 26,048	$ 29,629	$ 5